First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 123.7%
	Aerospace & Defense – 3.9%
1,283,816	BAE Systems PLC	$8,066,240
390,587	Meggitt PLC	2,557,844
		10,624,084
	Air Freight & Logistics – 1.9%
201,130	bpost S.A.	2,169,313
90,126	Deutsche Post AG	2,931,866
		5,101,179
	Airlines – 0.9%
163,239	easyJet PLC	2,375,924
	Auto Components – 1.0%
23,412	Cie Generale des Etablissements Michelin SCA	2,768,058
	Banks – 8.0%
119,407	ABN AMRO Group N.V. (b)	2,692,290
115,284	BAWAG Group AG (b)	5,087,442
344,050	ING Groep N.V.	4,161,956
3,690,154	Lloyds Banking Group PLC	2,986,598
444,748	Nordea Bank Abp	3,384,415
240,656	Swedbank AB, Class A	3,399,930
		21,712,631
	Beverages – 2.8%
59,029	Coca-Cola European Partners PLC	3,039,304
111,918	Diageo PLC	4,574,187
		7,613,491
	Building Products – 1.7%
129,931	Cie de Saint-Gobain	4,709,186
	Capital Markets – 3.1%
276,474	Credit Suisse Group AG	3,222,175
586,715	Natixis S.A.	3,140,022
161,104	St. James’s Place PLC	2,157,051
		8,519,248
	Chemicals – 2.9%
109,419	BASF SE	8,043,202
	Commercial Services & Supplies – 2.4%
478,056	Babcock International Group PLC	3,072,748
1,541,149	Prosegur Cash S.A. (b)	3,402,247
		6,474,995
	Construction & Engineering – 1.0%
28,406	Vinci S.A.	2,763,283
	Diversified Financial Services – 1.1%
495,786	Banca Farmafactoring S.p.A (b)	3,017,103
	Diversified Telecommunication Services – 3.9%
147,043	Deutsche Telekom AG	2,440,368
328,469	Orange S.A.	5,342,671
139,052	Telenor ASA	2,784,281
		10,567,320

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electric Utilities – 6.3%
784,222	Enel S.p.A.	$5,017,815
454,746	SSE PLC	7,030,410
826,167	Terna Rete Elettrica Nazionale S.p.A	5,234,300
		17,282,525
	Electrical Equipment – 1.4%
207,969	ABB Ltd.	3,907,708
	Energy Equipment & Services – 2.0%
391,495	Tenaris S.A.	5,496,081
	Food Products – 4.8%
125,789	Mowi ASA	2,807,481
107,934	Nestle S.A.	10,286,655
		13,094,136
	Household Products – 1.7%
54,244	Reckitt Benckiser Group PLC	4,508,889
	Industrial Conglomerates – 3.0%
75,337	Siemens AG	8,107,820
	Insurance – 10.5%
18,854	Allianz SE	4,193,518
220,702	AXA S.A.	5,553,050
11,622	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,750,802
850,474	Phoenix Group Holdings PLC	7,504,666
295,933	Prudential PLC	5,926,108
8,479	Zurich Insurance Group AG	2,806,607
		28,734,751
	Media – 1.6%
600,287	Mediaset Espana Comunicacion S.A.	4,481,964
	Metals & Mining – 3.2%
239,667	BHP Group PLC	5,770,483
50,306	Rio Tinto PLC	2,922,894
		8,693,377
	Multi-Utilities – 3.9%
702,312	National Grid PLC	7,782,491
122,609	Veolia Environnement S.A.	2,741,105
		10,523,596
	Oil, Gas & Consumable Fuels – 10.8%
402,992	Eni S.p.A.	7,121,694
162,478	Repsol S.A.	2,781,283
180,482	Royal Dutch Shell PLC, Class A	5,664,710
1,372,068	Snam S.p.A.	7,047,618
122,307	TOTAL S.A.	6,794,039
		29,409,344
	Paper & Forest Products – 2.0%
190,647	UPM-Kymmene OYJ	5,560,315
	Personal Products – 2.7%
129,048	Unilever N.V.	7,495,652
	Pharmaceuticals – 13.1%
267,479	GlaxoSmithKline PLC	5,562,900

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
106,434	Novartis AG	$10,237,759
84,130	Novo Nordisk A.S., Class B	4,404,077
34,438	Roche Holding AG	9,488,391
67,256	Sanofi	5,940,493
		35,633,620
	Professional Services – 4.0%
126,898	Adecco Group AG	6,769,592
124,972	RELX PLC	2,670,569
558	SGS S.A.	1,388,626
		10,828,787
	Real Estate Management & Development – 1.0%
55,716	Nexity S.A.	2,718,725
	Semiconductors & Semiconductor Equipment – 2.7%
23,908	ASML Holding N.V.	4,484,103
108,390	BE Semiconductor Industries N.V.	2,884,031
		7,368,134
	Software – 2.3%
209,028	Sage Group (The) PLC	1,909,007
39,014	SAP SE	4,507,687
		6,416,694
	Textiles, Apparel & Luxury Goods – 1.0%
38,166	Cie Financiere Richemont S.A.	2,780,378
	Tobacco – 6.6%
199,472	British American Tobacco PLC	8,298,086
281,600	Imperial Brands PLC	9,625,876
		17,923,962
	Wireless Telecommunication Services – 4.5%
415,132	Tele2 AB, Class B	5,530,003
3,781,706	Vodafone Group PLC	6,885,825
		12,415,828
	Total Common Stocks	337,671,990
	(Cost $357,061,978)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.8%
	Equity Real Estate Investment Trusts – 5.8%
1,035,035	British Land (The) Co., PLC	7,940,199
142,658	Eurocommercial Properties N.V.	4,115,884
9,461	Gecina S.A.	1,398,777
27,077	ICADE	2,290,171
	Total Real Estate Investment Trusts	15,745,031
	(Cost $20,973,478)
	Total Investments – 129.5%	353,417,021
	(Cost $378,035,456) (c)

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.1)%
640	EURO STOXX 50 Index	$24,062,603	€3,150.00	Apr 2019	$(1,372,663)
620	EURO STOXX 50 Index	23,310,646	3,250.00	Apr 2019	(748,342)
620	EURO STOXX 50 Index	23,310,646	3,250.00	May 2019	(660,711)
600	EURO STOXX 50 Index	22,558,690	3,400.00	May 2019	(139,321)
6,000	EURO STOXX 50 Index	225,586,900	3,425.00	Jun 2019	(164,224)
	Total Call Options Written				(3,085,261)
	(Premiums received $1,514,877)

Outstanding Loan – (31.4)%	(85,813,873)
Net Other Assets and Liabilities – 3.0%	8,367,117
Net Assets – 100.0%	$272,885,004

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loan and call options written.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,845,960 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,034,779. The net unrealized depreciation was $26,188,819. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 337,671,990	$ 337,671,990	$ —	$ —
Real Estate Investment Trusts*	15,745,031	15,745,031	—	—
Total Investments	$ 353,417,021	$ 353,417,021	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (3,085,261)	$ —	$ (3,085,261)	$ —

*	See Portfolio of Investments for industry breakout.
Currency Exposure Diversification	% of Total Investments
EUR	48.9%
GBP	30.4
CHF	14.4
SEK	3.5
NOK	1.6
DKK	1.2
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
Country Allocation(†)	% of Total Investments
United Kingdom	33.6%
Switzerland	14.4
France	13.1
Germany	9.3
Italy	7.8
Netherlands	7.3
Spain	3.0
Finland	2.5
Sweden	2.5
Norway	1.6
Luxembourg	1.6
Austria	1.4
Denmark	1.3
Belgium	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.